Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2021, 2020 and 2019 is as follows:

For the year ended December 31, 2021

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$47,053	$50,143	$180,912	$262,678	$540,786	$—	$540,786
Vessel operating costs	(29,883)	(38,157)	(105,714)	(161,086)	(334,840)	—	(334,840)
Voyage expenses	24	(477)	(246)	(2,756)	(3,455)	—	(3,455)
Depreciation - owned or finance leased vessels	(20,970)	(21,120)	(81,062)	(74,315)	(197,467)	—	(197,467)
Depreciation - right of use assets	—	(1,773)	(8,503)	(32,510)	(42,786)	—	(42,786)
General and administrative expenses	(1,158)	(1,464)	(4,050)	(6,148)	(12,820)	(39,926)	(52,746)
Financial expenses	—	—	—	—	—	(144,104)	(144,104)
Loss on Convertible Notes exchange	—	—	—	—	—	(5,504)	(5,504)
Financial income	2	—	(5)	602	599	3,024	3,623
Other income and (expenses), net	—	—	—	—	—	2,058	2,058
Segment income or loss	$(4,932)	$(12,848)	$(18,668)	$(13,535)	$(49,983)	$(184,452)	$(234,435)
For the year ended December 31, 2020

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$87,026	$105,353	$375,594	$347,919	915,892	$—	$915,892
Vessel operating costs	(30,396)	(47,791)	(107,710)	(147,851)	(333,748)	—	(333,748)
Voyage expenses	(60)	(402)	(3,479)	(4,018)	(7,959)	—	(7,959)
Depreciation - owned or finance leased vessels	(20,557)	(21,359)	(79,208)	(73,144)	(194,268)	—	(194,268)
Depreciation - right of use assets	—	(12,017)	(8,583)	(30,950)	(51,550)	—	(51,550)
Impairment of vessels	—	—	—	(14,207)	(14,207)	—	(14,207)
Impairment of goodwill	(2,639)	—	—	—	(2,639)	—	(2,639)
General and administrative expenses	(1,180)	(1,960)	(4,029)	(6,060)	(13,229)	(52,958)	(66,187)
Financial expenses	—	—	—	—	—	(154,971)	(154,971)
Gain on repurchase of Convertible Notes	—	—	—	—	—	1,013	1,013
Financial income	104	9	51	520	684	565	1,249
Other income and (expenses), net	—	—	—	—	—	1,499	1,499
Segment income or loss	$32,298	$21,833	$172,636	$72,209	$298,976	$(204,852)	$94,124
For the year ended December 31, 2019

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$67,461	$106,811	$263,818	$266,235	$704,325	$—	$704,325
Vessel operating costs	(29,161)	(50,750)	(97,346)	(117,274)	(294,531)	—	(294,531)
Voyage expenses	(1,628)	(1,414)	(530)	(2,588)	(6,160)	—	(6,160)
Charterhire	—	(4,256)	271	(414)	(4,399)	—	(4,399)
Depreciation - owned or finance leased vessels	(19,520)	(19,119)	(73,774)	(67,639)	(180,052)	—	(180,052)
Depreciation - right of use assets	—	(11,678)	(2,266)	(12,972)	(26,916)	—	(26,916)
General and administrative expenses	(1,167)	(2,192)	(3,841)	(4,951)	(12,151)	(50,144)	(62,295)
Financial expenses	—	—	—	—	—	(186,235)	(186,235)
Financial income	360	18	32	538	948	7,234	8,182
Other expenses, net	—	—	—	15	15	(424)	(409)
Segment income or loss	16,345	17,420	86,364	60,950	181,079	(229,569)	$(48,490)

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2021, 2020 and 2019, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2021	2020	2019
MR	Scorpio MR Pool Limited (1)	$256,874	$340,937	$261,727
LR2	Scorpio LR2 Pool Limited (1)	180,912	369,476	260,893
Handymax	Scorpio Handymax Tanker Pool Limited (1)	50,143	105,355	103,150
		$487,929	$815,768	$625,770

(1)These customers are related parties as described in Note 15.